Operating and non-operating costs	3 Months Ended
Mar. 31, 2025
Operating And Non-operating Costs
Operating and non-operating costs

12.	Operating and non-operating costs:

(a)	Operating costs:

For the three months ended March 31,	2025	2024

Personnel	$2,250	$1,374
Purchased services & materials(1)	2,567	638
Travel	139	33
Facilities and other expenses	194	206
	$5,150	$2,251

(1)	Purchased services and materials include aircraft costs, project costs, professional and consulting fees, and selling and marketing costs.

(b)	Financing costs:

For the three months ended March 31,	2025	2024

Interest on bank loan	$1	$2
Interest on government loans	3	4
Interest on lease obligations	12	11
Interest on loan payable	8	-
Interest on accounts payable	4	1
	$28	$18